Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The operations of the Promotion Entities are consolidated with those of AGRL and its wholly owned subsidiaries and Iao Kun as of December 31, 2014 and December 31, 2013 and for the years ended December 31, 2014, 2013 and 2012. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Period, Policy [Policy Text Block]	Fiscal Year End The fiscal year end of the Company is December 31.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming, Bao Li Gaming and the Oriental VIP Room acquisitions in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue from VIP gaming room promotion operations is recorded monthly based upon the Promotion Entities’ share of the net gaming wins/losses in VIP gaming rooms. The amounts due to the Promotion Entities are calculated and reported by the Casino Operators and the Promotion Entities on a monthly basis, usually within two days of the month end.

Additionally, the Promotion Entities earn revenues based upon percentages of non-negotiable chips exchanged in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to players and is included in gross revenues.  These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

On August 1, 2012, the Company announced that, beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model. The decision to change from the fixed commission model to the revenue sharing model was made as a result of the Company’s expansion into four VIP gaming rooms with the ability to spread the risk of fluctuations surrounding gaming wins and losses. Additionally, management has initiated a program for junket agents who purchase non-negotiable chips in cash from the Promotion Entities (“super agent”), allowing the super agent to assume some of the risk of gaming losses or receive increased commissions as a result of gaming wins.

Win rate was 2.98%, 2.97% and 3.03% during the years ended December 31, 2014, 2013 and 2012, respectively. The win rate is the percentage of rolling chip turnover exchanged in the VIP gaming room that is won by the casino (gross wins and losses divided by rolling chip turnover). Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $16,627,093,000, $17,048,596,000 and $18,149,348,000 during the years ended December 31, 2014, 2013 and 2012, respectively.

Vip Gaming Room Cage and Marker Accounting [Policy Text Block]
VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, VIP gaming patrons primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the VIP gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The exchange of the non-negotiable chips by the VIP gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

A VIP gaming patron can be a player, a junket agent or a super agent. Whoever signs on the marker and takes delivery of the non-negotiable chips at the casino cage and carries them over to the game table is the borrower. It is also common practice that the VIP gaming patron taking delivery of the non-negotiable chips shares the chips with other VIP gaming patrons for the purpose of achieving a higher rolling volume (if the VIP gaming patron is a junket agent, they are entitled to receive commission even when the non-negotiable chips are wagered by third parties acquainted with them) without receiving immediate payment in cash for the non-negotiable chips. Under Macau law, licensed gaming promoters are permitted to extend credit to VIP gaming patrons creating a civil obligation to pay. This credit is typically unsecured but is generally offset by the commissions payable to a junket agent.

The Group, through the Promotion Entities, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promotion Entities, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

		% of total		% of total
	December 31,	markers	December 31,	markers
Jurisdiction/Aging	2014	receivable	2013	receivable
PRC
0-30 days	$12,330,410		$53,574,330
31-60 days	11,760,382		30,406,634
61-90 days	9,025,019		7,011,955
Greater than 90 days	23,337,632		2,185,997
Total	$56,453,443	30%	$93,178,916	38%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Messrs. Lam and Vong guaranteed all markers receivable in the Company’s VIP gaming rooms until June 25, 2014, upon the execution of a termination agreement for the guarantees and loan agreements. The guarantees by Messrs. Lam and Vong did not cover markers receivable attributable to the junket agent networks of Mr. Mok, Mr. Lou and Mr. Lei or Mr. Vong Veng Im as described below. The guarantee of Messrs. Lam and Vong allowed for offset against the loans provided by them for the working capital. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms for as long as he is employed by the Company. Upon the acquisition of Bao Li Gaming, Mr. Lou and Mr. Lei guaranteed the collection of all markers receivable attributable to them and their network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Upon the acquisition of the Oriental VIP room, Mr. Vong Veng Im guaranteed the collection of all markers receivable attributable to the Collaborator and his network of junket agents at both the Oriental VIP Room existing and the Company’s existing and future VIP gaming rooms through June 30, 2016. As of December 31, 2014 and December 31, 2013, management believes that an allowance for uncollectible markers receivable is not necessary.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these assets and liabilities does not entail a significant degree of judgment.

Level 2 —
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit payable, accrued expenses, and loan payable to shareholders, the carrying values of these financial instruments approximate their fair value due to their short maturities.  The payables-King’s Gaming, Bao Li Gaming and Oriental VIP Room acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Notes 9, Note 10 and Note 11).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the years ended December 31, 2014, 2013 and 2012. Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value
Contingent	as of	Valuation
Consideration	12/31/2014	Techniques	Unobservable Input	Range

Oriental VIP Room	$41,404,026	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(40%) – (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.24- $1.29

Bao-Li Gaming	$42,291,631	Forecasted Performance, 2015	Chip Turnover Annual Growth	(20%) - (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.26- $1.31

	Fair Value
Contingent	as of	Valuation
Consideration	12/31/2013	Techniques	Unobservable Input	Range

King’s Gaming	$9,000,000	Forecasted Performance, 2014- 2020	Chip Turnover Annual Growth	1.9% - 15.0%
		Forecasted Performance, 2014- 2020	Operating Income/Chip Turnover	0.14% - 0.16%
		Monte Carlo Method	Average Simulated Share Prices	$2.08- $2.91

Oriental VIP Room	$36,528,269	Forecasted Performance, 2014-June 2016	Chip Turnover Annual Growth	(5.0)% - (30.0%)

		Monte Carlo Method	Average Simulated Share Prices	$2.67- $2.98

Bao-Li Gaming	$33,027,050	Forecasted Performance, 2014-2015	Chip Turnover Annual Growth	(5.0%) - (60.0%)

		Monte Carlo Method	Average Simulated Share Prices	$2.76- $2.90

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the Bao Li Gaming and Oriental VIP Room acquisitions are the forecasted performance results of the operations of Bao Li Gaming and Oriental VIP Room and the simulated share prices of the Company’s Ordinary Shares under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Trade and Other Accounts Receivable and Concentration Risk Credit Risk [Policy Text Block]
Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

Basic net earnings (loss) per common share is computed by dividing net earnings (loss) applicable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, consisting of shares that might be issued upon exercise of common stock options. In periods where losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The calculations of earnings per share are computed as follows for the years ended December 31,:

	2014	2013	2012
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$(60,077,935)	$5,387,502	$70,119,242
Denominator:
Denominator for basic (loss) earnings per share
- Weighted-average Ordinary Shares outstanding during the year	60,781,915	53,030,405	45,752,743
Effect of dilutive securities:
- Weighted-average Director shares issued/ issuable	-	167	179
- Bao Li Gaming earn out shares	-	180,000	-
Denominator for diluted (loss) earnings per share	60,781,915	53,210,572	45,752,922

Basic (loss) earnings per share	$(0.99)	$0.10	$1.53
Diluted (loss) earnings per share	$(0.99)	$0.10	$1.53

King’s Gaming did not meet its 2013 Gross Profit Target to exceed $8,860,000 and no incentive shares were issued. Bao Li Gaming met its rolling chip turnover target of $5,000,000,000 in 2013 and 1,250,000 ordinary shares were issued during the third quarter of 2014. In addition, Bao Li Gaming met its rolling chip turnover target for the base earnout of $2,500,000,000 in July 2014 and 625,000 ordinary shares will be issued subsequent to December 31, 2014. Bao Li Gaming has also earned an additional 400,000 ordinary shares under the incremental earnout clause. The Oriental VIP Room met its rolling chip turnover target of $5,000,000,000 in 2014 and 1,250,000 ordinary shares were issued during the fourth quarter of 2014. The issuable ordinary shares have been included in basic loss per share based on the weighted average shares for the year ended December 31, 2014 but incremental shares from the assumed outstanding earn out shares as of the beginning of each period are excluded from the calculation of diluted loss per shares because the effect would have been anti-dilutive.

In 2011, the Company decided that a portion of the Directors fees and officers remuneration would be paid in Ordinary Shares. The shares are to be issued in January of each year.  A total of 60,610 ordinary shares were issued in July 2013 to satisfy the Company’s obligations for 2012 and have been included in basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2013. A total of 60,790 ordinary shares were issued during the third quarter of 2014 to satisfy the Company’s obligations for 2013 and have been included in basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2014. A liability of approximately $209,000 and $209,000 is included in accrued expenses at December 31, 2014 and December 31, 2013, respectively.

The Company had 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expired on August 10, 2013.

The Company issued one transferable subscription right for each two ordinary shares then owned to stockholders of record on June 3, 2013. Accordingly, as required by FASB ASC Topic 260 “Earnings Per Share” the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013. This factor represents the impact of the bonus element of the rights offering on the Company’s Ordinary Shares, based upon the closing price of the Ordinary Shares immediately prior to the rights trading separately from the Ordinary Shares on June 5, 2013 ($4.07 per share), and the expected proceeds from the rights offering.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3 to 5.5 years	Based upon six months after the expiration of the employment agreement or at the expiration of the employment agreement

Non-Compete agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Profit interest agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]
Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is derived from recent market transactions involving merger and acquisition and/or publicly-traded guideline companies deemed broadly similar to the subject business unit. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the years ended December 31, 2014, 2013 and 2012, the Group incurred advertising costs of $709,609, $348,384 and $158,436, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the Plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 Ordinary Shares were issued and on July 3, 2013, 60,610 ordinary shares were issued. On July 17, 2014, 60,790 Ordinary Shares were issued. 111,730 ordinary shares are to be issued for the equity portion of year 2014 compensation upon approval of a shareholders meeting for a revised Plan and approval from the Board of Directors.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

The reporting currency of Iao Kun is in the United States dollar ("US $", "$", “Reporting Currency”).  The Group’s functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net  (loss) income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net (loss) income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31,	December 31,	December 31,
	2014	2013	2012
Period end HK$:US$ exchange rate	$7.75	$7.75	$7.75
Average annual HK$:US$ exchange rate	$7.75	$7.76	$7.76

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and Political Risks [Policy Text Block]
Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Income Tax, Policy [Policy Text Block]
Income Taxes

Sang Heng, King's Gaming, Bao Li, Iao Pou, Sang Lung and Oriental are not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with the Casino Operators, gaming revenue is received net of taxes collected by the Macau SAR paid directly by the Casino Operator on a monthly basis. No provision for Macau Complimentary tax has been made.

As Promotion Entities, Sang Heng, King's Gaming, Bao Li, Iao Pou ,Sang Lung and Oriental are subject to a tax on the amount of non-negotiable chips exchanged by VIP gaming patrons in the VIP gaming rooms (“rolling chip turnover”), which is referred to as a “rolling tax”. The rolling tax is deducted and paid by the Casino Operator on a monthly basis. The rate of rolling tax is 0.01% on the rolling chip turnover of the VIP gaming room and the rolling tax is deducted as an expense in the consolidated statements of operations.

Doowell and Champion Lion are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes. Doowell and Champion Lion are not subject to Korean Income tax because all promotion services are performed outside Korea. No provision for Korean Income tax has been made.

AGRL is not subject to Hong Kong profits tax because all operations are performed outside Hong Kong and Hong Kong adopts a territorial tax regime under which only Hong Kong sourced income is subject to the profit tax.

All subsidiaries are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company has not recorded deferred income taxes applicable to undistributed earnings of Macau VIP rooms because it is the present intention of management to reinvest the undistributed earnings indefinitely in Macau. Undistributed earnings amounted to approximately $256,283,000 and $226,897,000 on December 31, 2014 and 2013, respectively. If the earnings of such foreign subsidiaries were not indefinitely reinvested, a deferred tax liability of approximately $30,754,000 and $27,225,000 would have been required at December 31, 2014 and 2013, respectively. Generally, such earnings become subject to Macau tax upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability on such undistributed earnings.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2014 and 2013, there were no amounts that had been accrued with respect to uncertain tax positions.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.